EQUITY INCENTIVE PLANS - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	8,124,334	6,035,000	7,075,000
Weighted average exercise price	$ 1.48	$ 1.28	$ 1.19
Average remaining contractual life (years)	2 years 3 months 14 days
Range 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,900,000
Weighted average exercise price	$ 0.87
Average remaining contractual life (years)	1 year 5 months 4 days
Range 1 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 0.75
Range 1 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 0.9
Range 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,775,000
Weighted average exercise price	$ 1.19
Average remaining contractual life (years)	4 months 24 days
Range 2 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.11
Range 2 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.2
Range 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,958,334
Weighted average exercise price	$ 1.63
Average remaining contractual life (years)	2 years 7 months 6 days
Range 3 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.41
Range 3 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.66
Range 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,100,000
Weighted average exercise price	$ 1.94
Average remaining contractual life (years)	4 years 7 days
Range 4 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.85
Range 4 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.95
Range 5 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options | Share	1,391,000
Weighted average exercise price	$ 2.19
Average remaining contractual life (years)	4 years 14 days
Range 5 [Member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price	$ 2.1
Range 5 [Member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options	$ 2.22